Share-based payments reserve (Tables)	6 Months Ended
Feb. 28, 2025
IfrsStatementLineItems [Line Items]
Schedule of continuity of outstanding stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2024	4,986,000	CAD $0.41
Options exercised(1)	(562,000)	CAD $0.42
Balance – February 28, 2025	4,424,000	CAD $0.41
(1)	The weighted average share price at the time of the option exercise was C$0.53.

Schedule of outstanding stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2024	10,450,000	$0.49
Forfeited	(465,268)	$0.48
Granted	2,600,000	$0.36
Balance – February 28, 2025	12,584,732	$0.46

Schedule of restricted stock outstanding

Number of RSUs
Balance – August 31, 2024	1,498,385
Granted	6,922,103
Forfeited	(640,074)
Exercised	(1,711,364)
Balance – February 28, 2025	6,069,050

Stock Options [Member]
IfrsStatementLineItems [Line Items]
Schedule of options to purchase common shares exercise prices

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
C$0.40	2,259,000	2,259,000	October 11, 2026	1.6
C$0.43	2,065,000	2,065,000	September 29, 2026	1.6
C$0.35	100,000	100,000	January 2, 2027	1.8
C$0.41(1)	4,424,000	4,424,000		1.6	(1)
(1)	Total represents weighted average.

Stock Options 1 [Member]
IfrsStatementLineItems [Line Items]
Schedule of options to purchase common shares exercise prices

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
USD $0.50	5,500,000	3,300,000	August 17, 2027	2.5
USD $0.50	1,628,613	1,628,613	March 5, 2025	0.0
USD $0.45	2,400,000	960,000	August 28, 2028	3.5
USD $0.45	456,119	456,119	March 5, 2025	0.0
USD $0.36	2,600,000	520,000	December 24, 2029	4.8
USD $0.46(1)	12,584,732	6,864,732		2.7	(1)
(1)	Total represents weighted average.